Issued capital and reserves - Authorized Capital, In Number of Shares (Details)	Dec. 31, 2019 shares	Dec. 31, 2018 category € / shares shares	Dec. 31, 2017 € / shares shares	Dec. 31, 2016 € / shares
Share Capital, Reserves And Other Equity Interest [Abstract]
Authorised capital (in shares) | shares	244,254,014	156,960,089	139,359,831
Nominal value (euro per share) | € / shares		€ 0.02	€ 0.02	€ 0.02
Number of categories of authorized shares | category		1